Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurements
Summary of liabilities measured at fair value on a recurring basis

The following table sets forth by level, within the fair value hierarchy, the liabilities that are measured at fair value on a recurring basis (in thousands):

	Fair Value Measurements at December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Revenue Interest Obligation*	$—	$—	$19,383	$19,383

	Fair Value Measurements at December 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Revenue Interest Obligation*	$—	$—	$19,290	$19,290

*Net Present Value; see discussion of value below

Summary of rollforward of the aggregate fair values of the preferred stock warrant liability and Revenue Interest Obligation

The following table provides a rollforward of the aggregate fair values of the preferred stock warrant liability and Revenue Interest Obligation categorized with Level 3 inputs for the years ended December 31, 2021 and 2020 (in thousands):

	Preferred Stock	Revenue Interest
	Warrant Liability	Obligation
Balance as of January 1, 2020	$247	$19,346
Fair value adjustment to warrant liability	227	—
Payments on Revenue Interest Obligation	—	(2,645)
Interest accrued to Revenue Interest Obligation	—	2,682
Exercise of Preferred Stock Warrant	(474)	—
Balance as of December 31, 2020	$—	$19,383
Payments on Revenue Interest Obligation	—	(2,747)
Interest accrued to Revenue Interest Obligation	—	2,654
Balance as of December 31, 2021	$—	$19,290